Cover	Dec. 16, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 16, 2024
Entity Registrant Name	MSC Income Fund, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00939
Entity Tax Identification Number	45-3999996
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	350-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	MSC Income Fund, Inc. (the “Company”) is filing this Form 8-K/A as an amendment (the “Amendment”) to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on December 16, 2024 (the “Original Form 8-K”), solely to refile a corrected Exhibit 3.1 to the Original Form 8-K (Articles of Amendment to the Articles of Amendment and Restatement, or the “Articles of Amendment”). The corrected version of the Articles of Amendment is filed as Exhibit 3.1 hereto and supersedes and replaces in its entirety Exhibit 3.1 to the Original Form 8-K. Except as stated in this Explanatory Note, this Amendment does not otherwise change or update the disclosure set forth in the Original Form 8-K.
Entity Central Index Key	0001535778
Amendment Flag	true
Current Fiscal Year End Date	--12-31